UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jerome S. Contro
Title:  Chief Operating Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Jerome S. Contro               San Francisco, CA                  11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              59

Form 13F Information Table Value Total:  $    1,052,969
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADEPT TECHNOLOGY INC                    COMMON STOCKS  006854202     1394   432937 SH       SOLE                  432937      0    0
ABOVENET INC                            COMMON STOCKS  00374N107     6560   122384 SH       SOLE                  122384      0    0
ACTIVE NETWORK INC                      COMMON STOCKS  00506D100     3730   252848 SH       SOLE                  252848      0    0
ADVANCED ENERGY INDUSTRIES              COMMON STOCKS  007973100     2784   322964 SH       SOLE                  322964      0    0
ANCESTRY.COM                            COMMON STOCKS  032803108    47624  2026550 SH       SOLE                 2026550      0    0
AUTHENTEC INC                           COMMON STOCKS  052660107     4942  1515800 SH       SOLE                 1515800      0    0
AVAGO TECHNOLOGIES LTD                  SHS            Y0486S104    22752   694279 SH       SOLE                  694279      0    0
BAIDU INC                               SPONSORED ADR  056752108    12744   119200 SH       SOLE                  119200      0    0
CANADIAN SOLAR INC                      COMMON STOCKS  136635109      909   247023 SH       SOLE                  247023      0    0
CARBONITE INC                           COMMON STOCKS  14133710     21796  1988578 SH       SOLE                 1988578      0    0
CASCADE MICROTECH INC                   NASDAQ OTC     147322101     1221   336303 SH       SOLE                  336303      0    0
                                        ISSUES
CHARLES SCHWAB CORP                     COMMON STOCKS  808513105     4875   432600 SH       SOLE                  432600      0    0
CURRENCYSHARES SWISS FRANC TR           SWISS FRANC SH 23129V109     3599    33000 SH       SOLE                   33000      0    0
DAQO NEW ENERGY CORP                    SPONSORED ADR  23703Q104     1600   457271 SH       SOLE                  457271      0    0
DEMANDTEC INC                           COMMON STOCKS  24802R506     6180   945000 SH       SOLE                  945000      0    0
EBAY                                    COMMON STOCKS  278642103    15860   537800 SH       SOLE                  537800      0    0
EQUINIX INC                             COMMON STOCKS  29444U502    32067   360988 SH       SOLE                  360988      0    0
EZCHIP SEMICONDUCTOR LTD                ORD            M4146y108    14105   424600 SH       SOLE                  424600      0    0
EURONET WORLDWIDE INC                   COMMON STOCKS  298736109     1196    76000 SH       SOLE                   76000      0    0
F5 NETWORKS                             COMMON STOCKS  315616102    18118   255000 SH       SOLE                  255000      0    0
FABRINET                                SHS            G3323L100     5205   278343 SH       SOLE                  278343      0    0
FIDELITY NATL INFORMATION SVCS          COMMON STOCKS  31620M106    20252   832722 SH       SOLE                  832722      0    0
FORTINET INC                            COMMON STOCKS  34959E109    19275  1147328 SH       SOLE                 1147328      0    0
FREESCALE SEMICONDUCTOR HOLD            SHS OLD        G3727Q101     2372   215049 SH       SOLE                  215049      0    0
GOOGLE                                  CL A           38259P508    16069    31200 SH       SOLE                   31200      0    0
HISOFT TECHNOLOGY INTL LTD              SPONSORED ADR  43358R108     9740  1108089 SH       SOLE                 1108089      0    0
INTERNAP NETWORK                        COM PAR $.001  45885A300     3785   766105 SH       SOLE                  766105      0    0
INTERXION HOLDINGS NV                   SHS            N47279109    13907  1177582 SH       SOLE                 1177582      0    0
INTRALINKS HOLDINGS INC                 COMMON STOCKS  46118H104    11820  1573876 SH       SOLE                 1573876      0    0
iShares PHLX SOX Semiconductor Index    PHLX SOX       464287523     6066   132100 SH       SOLE                  132100      0    0
Fund                                    SEMICND
ISHARES RUSSELL 2000 GROWTH INDEX       RUSL 2000 GROW 464287648    13651   185800 SH       SOLE                  185800      0    0
JINKOSOLAR HOLDING CO                   SPONSORED ADR  47759T100     3818   785594 SH       SOLE                  785594      0    0
MEMC ELECTRONIC MATERIALS               COMMON STOCKS  552715104    13390  2555400 SH       SOLE                 2555400      0    0
MITEK SYSTEMS                           COMMON STOCKS  606710200     5667   612669 SH       SOLE                  612669      0    0
NETAPP INC                              COMMON STOCKS  64110D104     6511   191900 SH       SOLE                  191900      0    0
NETFLIX INC                             COMMON STOCKS  64110L106     5278    46600 SH       SOLE                   46600      0    0
NETLOGIC MICROSYSTEMS INC               COMMON STOCKS  64118B100    26246   545421 SH       SOLE                  545421      0    0
NETQIN MOBILE INC ADR                   ADR REPR CL A  64118U108     1628   425051 SH       SOLE                  425051      0    0
PANDORA MEDIA INC                       COMMON STOCKS  698354107   476223 34964928 SH       SOLE                34964928      0    0
POWERSHARES QQQ ETF                     UNIT SER 1     73935A104    14613   278400 SH       SOLE                  278400      0    0
PRICELINE.COM                           COMMON STOCKS  741503403     5735    12760 SH       SOLE                   12760      0    0
QLIK TECHNOLOGIES INC.                  COMMON STOCKS  74733T105     2704   125000 SH       SOLE                  125000      0    0
QUALCOMM INCORPORATED                   COMMON STOCKS  747525103    28395   583900 SH       SOLE                  583900      0    0
RDA MICROELECTRONICS                    SPONSORED ADR  749394102     6521   771733 SH       SOLE                  771733      0    0
REALD INC                               COMMON STOCKS  75604L105     4231   452500 SH       SOLE                  452500      0    0
RESPONSYS INC                           COMMON STOCKS  761248103     4147   384722 SH       SOLE                  384722      0    0
SEMILEDS CORP                           COMMON STOCKS  816645105      919   240610 SH       SOLE                  240610      0    0
SERVICESOURCE INTL LLC                  COMMON STOCKS  81763U100     5400   408800 SH       SOLE                  408800      0    0
SHORETEL INC                            COMMON STOCKS  825211105     5486  1101529 SH       SOLE                 1101529      0    0
SINA CORPORATION                        ORD            G81477104    14478   202181 SH       SOLE                  202181      0    0
SPDR S&P 500 ETF Trust                  TR UNIT        78462F103    11315   100000 SH       SOLE                  100000      0    0
SYNCHRONOSS TECHNOLOGIES INC            COMMON STOCKS  87157b103     6242   250600 SH       SOLE                  250600      0    0
SYNOPSYS INC                            COMMON STOCKS  871607107     2248    92300 SH       SOLE                   92300      0    0
TRUNKBOW INTL HOLDINGS LTD              COMMON STOCKS  89818A102      232   104524 SH       SOLE                  104524      0    0
VERIFONE SYSTEMS INC                    COMMON STOCKS  92342Y109    10552   301313 SH       SOLE                  301313      0    0
VERISK ANALYTICS INC                    CL A           92345Y106    10970   315497 SH       SOLE                  315497      0    0
VISA                                    COM CL A       92826C839    24353   284100 SH       SOLE                  284100      0    0
WEB COM GROUP INC                       COMMON STOCKS  94733A104     4774   683955 SH       SOLE                  683955      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                  VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
YANDEX N V CL A                         SHS CLASS A    N97284108     4695   229460 SH       SOLE                  229460      0    0


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